Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Fury Gold Mines Limited
Entity Central Index Key	0001514597
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	139,470,950
Document Annual Report	true
Entity File Number	001-38145
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 1630
Entity Address Address Line 2	1177 West Hastings Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6E 2K3
City Area Code	778
Icfr Auditor Attestation Flag	false
Local Phone Number	729-0600
Security 12b Title	Common Shares, no par value
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1208
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 400
Entity Address Address Line 2	2711 Centerville Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company